UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Income Fund

October 31, 2008

1.809090.104

NFY-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 987
New York - 94.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,615
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	519
Series A2, 5% 8/1/11	750	777
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,672
5% 9/1/16 (FGIC Insured)	1,680	1,700
5% 9/1/17 (FGIC Insured)	1,000	1,006
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,233
5.75% 5/1/20 (FSA Insured)	1,400	1,425
5.75% 5/1/21 (FSA Insured)	1,755	1,780
5.75% 5/1/22 (FSA Insured)	4,900	4,957
5.75% 5/1/23 (FSA Insured)	1,000	1,008
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,249
5.75% 5/1/19 (FSA Insured)	5,000	5,168
5.75% 5/1/23 (FSA Insured)	9,620	9,733
5.75% 5/1/25 (FSA Insured)	2,000	2,014
5.75% 5/1/26 (FSA Insured)	8,985	9,035
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,033
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,491
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,053
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,526
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	6,812
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,625	1,543
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	17,545
Series B, 5% 12/1/35	3,000	2,526
Series C, 5% 9/1/35	5,000	4,212
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	$ 3,025	$ 3,051
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,068
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,084
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,104
5.5% 7/1/23 (MBIA Insured)	5,000	5,097
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,010
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,486
5% 8/1/13	1,650	1,587
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (MBIA Insured)	1,000	998
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	100
Series 2001 B, 5.875% 11/1/11	700	705
Series 2001 C, 5.625% 11/1/10	395	399
Series 2001 D, 5.625% 11/1/10	1,225	1,250
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	195	206
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,680
Series 2002 A, 5.75% 8/1/14	5,000	5,244
Series 2002 A1, 5.25% 11/1/14 (MBIA Insured)	1,350	1,395
Series 2002 B:
5.75% 8/1/14	3,000	3,146
5.75% 8/1/15	3,500	3,651
Series 2003 A:
5.5% 8/1/14	3,205	3,364
5.5% 8/1/20 (MBIA Insured)	7,000	7,081
Series 2003 E, 5.25% 8/1/14	3,390	3,522
Series 2003 J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,656
5.5% 6/1/19	2,395	2,439
5.5% 6/1/20 (AMBAC Insured)	6,000	6,067
Series 2004 B, 5.25% 8/1/15	9,855	10,224
Series 2005 F, 5.25% 8/1/12	2,000	2,073
Series 2005 G:
5.25% 8/1/16	9,010	9,375
5.625% 8/1/13 (MBIA Insured)	3,000	3,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 A1, 5.25% 8/15/27	$ 15,000	$ 14,410
Series 2008 D1, 5.125% 12/1/23	5,000	4,859
Series A, 5% 8/1/19	3,000	2,978
Series B, 6.5% 8/15/11	1,000	1,074
Series I-1, 5% 4/1/17	7,215	7,317
Series O, 5% 6/1/22	5,000	4,815
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,671
5.5% 2/15/17 (FSA Insured)	3,000	3,058
5.5% 2/15/18 (FSA Insured)	2,500	2,533
5.5% 2/15/19 (FSA Insured)	1,250	1,261
Series 2008 A, 5.5% 2/15/21	9,630	9,403
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,155
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,750	1,754
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,781
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	15,568
Series 2003 E, 5% 6/15/34	2,000	1,853
Series 2005 D:
5% 6/15/37	16,090	14,707
5% 6/15/38	20,050	18,280
5% 6/15/39	2,800	2,547
Series A:
5% 6/15/32	5,000	4,716
5.125% 6/15/34 (MBIA Insured)	4,200	3,963
5.75% 6/15/40	7,000	6,969
Series AA, 5% 6/15/27	10,000	9,716
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,399
Series E, 5% 6/15/38	2,975	2,712
Series G:
5.125% 6/15/32	3,000	2,879
5.125% 6/15/32 (FGIC Insured)	4,750	4,534
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	2,614
Series 2008 S1, 5% 1/15/34	15,000	13,010
Series S2, 6% 7/15/38	5,000	4,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	$ 1,100	$ 1,118
Series 2003 D:
5% 2/1/31	20,025	19,018
5.25% 2/1/17 (MBIA Insured)	9,385	9,690
5.25% 2/1/19 (MBIA Insured)	8,075	8,225
Series 2004 C:
5% 2/1/28	15,000	14,478
5% 2/1/33 (FGIC Insured)	7,350	6,701
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,033
Series B:
5% 8/1/32	5,000	4,657
5.25% 8/1/19	3,000	3,072
Series C, 5.375% 2/1/17	1,000	1,032
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,064
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,073
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	41,226
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,329
Series 2006 C, 5% 12/15/31	10,000	9,488
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,360
5.75% 7/1/13 (AMBAC Insured)	3,000	3,172
Series C, 7.5% 7/1/10	2,695	2,821
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (MBIA Insured)	1,900	2,089
6% 7/1/21 (MBIA Insured)	2,500	2,782
(Columbia Univ. Proj.) Series 2008 A, 5% 7/1/38	5,000	4,692
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,495	2,385
5.85% 8/1/40	9,500	9,040
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20 (AMBAC Insured)	13,000	13,564
5.5% 5/15/21 (AMBAC Insured)	10,000	10,357
5.5% 5/15/28 (AMBAC Insured)	2,700	2,706
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	$ 2,635	$ 2,803
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,784
5% 7/1/14	2,510	2,270
Series 2007 A:
5% 7/1/10	1,000	977
5% 7/1/11	1,365	1,312
5% 7/1/12	1,530	1,443
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	2,892
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	775
5.5% 7/1/19 (AMBAC Insured)	1,705	1,742
5.5% 7/1/20 (AMBAC Insured)	860	877
Series 2008 A, 5.25% 7/1/48	10,000	8,872
Series 2008 B, 5.25% 7/1/48	8,000	7,471
Series A, 5.75% 7/1/27 (MBIA Insured)	11,000	11,488
(North Shore Univ. Hosp. Proj.):
Series 1998, 5.5% 11/1/14 (MBIA Insured)	1,500	1,628
Series A:
5% 5/1/19	2,000	1,766
5% 5/1/21	1,315	1,118
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12	3,125	2,977
6.125% 12/1/29	1,000	808
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,189
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,521
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,720
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	525
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	17,054
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,342
Series B, 7.5% 5/15/11	1,035	1,133
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,077
5% 7/1/39	19,005	16,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (FGIC Insured)	$ 10,090	$ 10,433
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,060
6% 7/1/15	1,160	1,109
6% 7/1/16	1,230	1,159
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	694
5.375% 7/1/17 (AMBAC Insured)	370	381
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,192
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	31,810
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	10,715
6% 10/1/22 (MBIA Insured)	2,775	2,886
6% 10/1/29 (MBIA Insured)	5,600	5,746
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,441
5.25% 7/1/21 (MBIA Insured)	1,745	1,784
5.25% 7/1/22 (MBIA Insured)	1,835	1,869
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	4,654
Series B, 6%, tender 5/15/12 (a)	11,000	11,695
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	521
Series 2002 D:
5% 6/15/20	11,700	11,830
5.125% 6/15/31	6,900	6,768
Series 2002 G, 5.25% 10/15/20	1,255	1,276
Series 2004 F, 5% 6/15/34	4,825	4,565
Series 2004 D, 5% 2/15/34	12,150	11,499
Series B, 5.5% 10/15/21	3,985	4,212
Series I, 5% 6/15/24	2,000	2,004
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,183
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.):
Series 2004 A, 5.25% 9/15/16 (MBIA Insured)	$ 1,780	$ 1,873
Series 2008 A, 5% 3/15/34	10,000	9,269
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	13,805
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	9,771
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,245
Series 2003 B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,096
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,122
Series 2005 B, 5% 11/15/35 (MBIA Insured)	3,300	2,909
Series 2007 B:
5% 11/15/26	8,185	7,443
5% 11/15/28	2,235	2,007
Series 2008 A, 5.25% 11/15/36	15,000	13,277
Series 2008 C, 6.5% 11/15/28	9,445	9,964
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	24,630
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,065
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,444
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32	2,800	2,590
5.25% 1/1/27	6,570	6,570
Series 2007 H:
5% 1/1/21	5,755	5,767
5% 1/1/25	13,000	12,579
5% 1/1/26	4,000	3,853
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,324
Series B:
5% 4/1/27	10,000	9,604
5.5% 4/1/20 (AMBAC Insured)	43,375	45,434
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A, 5.25% 3/15/25	8,000	8,050
Series A:
5.25% 3/15/24	4,180	4,221
5.25% 3/15/26	12,080	12,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	$ 6,200	$ 6,481
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (a)	1,880	1,944
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	9,755
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	5,000	5,216
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	24,136
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	5,982
5% 1/1/24 (FSA Insured)	5,975	5,729
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	102
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	117
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	111
7.5% 3/1/16 (MBIA Insured)	970	1,138
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	125
7.5% 3/1/17 (MBIA Insured)	1,100	1,298
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	4,720
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,074
Series B, 5.25% 12/1/32	680	508
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,046
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	3,865
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,156
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,249
5.25% 6/1/22 (AMBAC Insured)	5,270	5,219
5.5% 6/1/14	13,125	13,192
5.5% 6/1/15	6,700	6,773
5.5% 6/1/16	17,500	17,646
5.5% 6/1/17	7,000	7,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/18 (MBIA Insured)	$ 3,000	$ 3,067
5.5% 6/1/19	4,600	4,605
Series C1:
5% 6/1/11	405	406
5.5% 6/1/14	5,000	5,026
5.5% 6/1/15	11,800	11,929
5.5% 6/1/16	10,000	10,133
5.5% 6/1/17	5,700	5,751
5.5% 6/1/18	3,800	3,823
5.5% 6/1/19	13,620	13,636
5.5% 6/1/20	16,000	15,891
5.5% 6/1/21	12,070	11,887
5.5% 6/1/22	9,700	9,482
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,417
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,179
Series 2007 A, 5% 11/15/27	6,410	6,264
Series 2008 A:
5% 11/15/37	13,000	12,045
5.25% 11/15/38	14,500	13,929
Series 2001 A:
5% 1/1/32	3,010	2,859
5% 1/1/32 (MBIA Insured)	1,455	1,375
Series 2002 A, 5.25% 1/1/19	1,100	1,120
Series 2002 E, 5.5% 11/15/19	1,000	1,066
Series 2005 A, 5.125% 1/1/22	2,490	2,505
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,081
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,081
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	5,015	5,290
Series Y, 6.125% 1/1/21 (Escrowed to Maturity) (c)	3,205	3,444
		1,360,813
New York & New Jersey - 3.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,026
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,574
134th Series, 5% 1/15/39	10,000	9,112
136th Series, 5.25% 11/1/16 (b)	4,510	4,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
138th Series, 5% 12/1/13 (b)	$ 4,500	$ 4,644
141st Series, 5% 9/1/18 (b)	6,045	5,782
147th Series, 5% 10/15/17 (b)	5,000	4,947
85th Series, 5.375% 3/1/28	6,205	6,172
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	4,598
		46,404
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	2,930
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	910
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	3,990
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	5,000	4,840
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,528
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,004
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,014
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,000	950
		17,166
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,520,562)	1,425,370
NET OTHER ASSETS - 1.1%	15,655
NET ASSETS - 100%	$ 1,441,025
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.847% and pay quarterly a floating rate based on SIFMA Municipal Swap Index with Citibank	Dec. 2018	$ 15,000	$ 351
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,425,370	$ -	$ 1,425,370	$ -
Other Financial Instruments*	$ 351	$ -	$ 351	$ -
*Other financial instruments include Swap Agreements.
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,520,443,000. Net unrealized depreciation aggregated $95,073,000, of which $2,629,000 related to appreciated investment securities and $97,702,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.809540.104

ASNM-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 987
New York - 94.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,615
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	519
Series A2, 5% 8/1/11	750	777
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,672
5% 9/1/16 (FGIC Insured)	1,680	1,700
5% 9/1/17 (FGIC Insured)	1,000	1,006
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,233
5.75% 5/1/20 (FSA Insured)	1,400	1,425
5.75% 5/1/21 (FSA Insured)	1,755	1,780
5.75% 5/1/22 (FSA Insured)	4,900	4,957
5.75% 5/1/23 (FSA Insured)	1,000	1,008
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,249
5.75% 5/1/19 (FSA Insured)	5,000	5,168
5.75% 5/1/23 (FSA Insured)	9,620	9,733
5.75% 5/1/25 (FSA Insured)	2,000	2,014
5.75% 5/1/26 (FSA Insured)	8,985	9,035
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,033
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,491
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,053
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,526
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	6,812
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,625	1,543
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	17,545
Series B, 5% 12/1/35	3,000	2,526
Series C, 5% 9/1/35	5,000	4,212
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	$ 3,025	$ 3,051
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,068
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,084
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,104
5.5% 7/1/23 (MBIA Insured)	5,000	5,097
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,010
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,486
5% 8/1/13	1,650	1,587
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (MBIA Insured)	1,000	998
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	100
Series 2001 B, 5.875% 11/1/11	700	705
Series 2001 C, 5.625% 11/1/10	395	399
Series 2001 D, 5.625% 11/1/10	1,225	1,250
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	195	206
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,680
Series 2002 A, 5.75% 8/1/14	5,000	5,244
Series 2002 A1, 5.25% 11/1/14 (MBIA Insured)	1,350	1,395
Series 2002 B:
5.75% 8/1/14	3,000	3,146
5.75% 8/1/15	3,500	3,651
Series 2003 A:
5.5% 8/1/14	3,205	3,364
5.5% 8/1/20 (MBIA Insured)	7,000	7,081
Series 2003 E, 5.25% 8/1/14	3,390	3,522
Series 2003 J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,656
5.5% 6/1/19	2,395	2,439
5.5% 6/1/20 (AMBAC Insured)	6,000	6,067
Series 2004 B, 5.25% 8/1/15	9,855	10,224
Series 2005 F, 5.25% 8/1/12	2,000	2,073
Series 2005 G:
5.25% 8/1/16	9,010	9,375
5.625% 8/1/13 (MBIA Insured)	3,000	3,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 A1, 5.25% 8/15/27	$ 15,000	$ 14,410
Series 2008 D1, 5.125% 12/1/23	5,000	4,859
Series A, 5% 8/1/19	3,000	2,978
Series B, 6.5% 8/15/11	1,000	1,074
Series I-1, 5% 4/1/17	7,215	7,317
Series O, 5% 6/1/22	5,000	4,815
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,671
5.5% 2/15/17 (FSA Insured)	3,000	3,058
5.5% 2/15/18 (FSA Insured)	2,500	2,533
5.5% 2/15/19 (FSA Insured)	1,250	1,261
Series 2008 A, 5.5% 2/15/21	9,630	9,403
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,155
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,750	1,754
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,781
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	15,568
Series 2003 E, 5% 6/15/34	2,000	1,853
Series 2005 D:
5% 6/15/37	16,090	14,707
5% 6/15/38	20,050	18,280
5% 6/15/39	2,800	2,547
Series A:
5% 6/15/32	5,000	4,716
5.125% 6/15/34 (MBIA Insured)	4,200	3,963
5.75% 6/15/40	7,000	6,969
Series AA, 5% 6/15/27	10,000	9,716
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,399
Series E, 5% 6/15/38	2,975	2,712
Series G:
5.125% 6/15/32	3,000	2,879
5.125% 6/15/32 (FGIC Insured)	4,750	4,534
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	2,614
Series 2008 S1, 5% 1/15/34	15,000	13,010
Series S2, 6% 7/15/38	5,000	4,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	$ 1,100	$ 1,118
Series 2003 D:
5% 2/1/31	20,025	19,018
5.25% 2/1/17 (MBIA Insured)	9,385	9,690
5.25% 2/1/19 (MBIA Insured)	8,075	8,225
Series 2004 C:
5% 2/1/28	15,000	14,478
5% 2/1/33 (FGIC Insured)	7,350	6,701
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,033
Series B:
5% 8/1/32	5,000	4,657
5.25% 8/1/19	3,000	3,072
Series C, 5.375% 2/1/17	1,000	1,032
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,064
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,073
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	41,226
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,329
Series 2006 C, 5% 12/15/31	10,000	9,488
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,360
5.75% 7/1/13 (AMBAC Insured)	3,000	3,172
Series C, 7.5% 7/1/10	2,695	2,821
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (MBIA Insured)	1,900	2,089
6% 7/1/21 (MBIA Insured)	2,500	2,782
(Columbia Univ. Proj.) Series 2008 A, 5% 7/1/38	5,000	4,692
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,495	2,385
5.85% 8/1/40	9,500	9,040
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20 (AMBAC Insured)	13,000	13,564
5.5% 5/15/21 (AMBAC Insured)	10,000	10,357
5.5% 5/15/28 (AMBAC Insured)	2,700	2,706
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	$ 2,635	$ 2,803
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,784
5% 7/1/14	2,510	2,270
Series 2007 A:
5% 7/1/10	1,000	977
5% 7/1/11	1,365	1,312
5% 7/1/12	1,530	1,443
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	2,892
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	775
5.5% 7/1/19 (AMBAC Insured)	1,705	1,742
5.5% 7/1/20 (AMBAC Insured)	860	877
Series 2008 A, 5.25% 7/1/48	10,000	8,872
Series 2008 B, 5.25% 7/1/48	8,000	7,471
Series A, 5.75% 7/1/27 (MBIA Insured)	11,000	11,488
(North Shore Univ. Hosp. Proj.):
Series 1998, 5.5% 11/1/14 (MBIA Insured)	1,500	1,628
Series A:
5% 5/1/19	2,000	1,766
5% 5/1/21	1,315	1,118
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12	3,125	2,977
6.125% 12/1/29	1,000	808
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,189
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,521
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,720
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	525
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	17,054
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,342
Series B, 7.5% 5/15/11	1,035	1,133
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,077
5% 7/1/39	19,005	16,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (FGIC Insured)	$ 10,090	$ 10,433
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,060
6% 7/1/15	1,160	1,109
6% 7/1/16	1,230	1,159
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	694
5.375% 7/1/17 (AMBAC Insured)	370	381
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,192
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	31,810
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	10,715
6% 10/1/22 (MBIA Insured)	2,775	2,886
6% 10/1/29 (MBIA Insured)	5,600	5,746
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,441
5.25% 7/1/21 (MBIA Insured)	1,745	1,784
5.25% 7/1/22 (MBIA Insured)	1,835	1,869
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	4,654
Series B, 6%, tender 5/15/12 (a)	11,000	11,695
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	521
Series 2002 D:
5% 6/15/20	11,700	11,830
5.125% 6/15/31	6,900	6,768
Series 2002 G, 5.25% 10/15/20	1,255	1,276
Series 2004 F, 5% 6/15/34	4,825	4,565
Series 2004 D, 5% 2/15/34	12,150	11,499
Series B, 5.5% 10/15/21	3,985	4,212
Series I, 5% 6/15/24	2,000	2,004
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,183
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.):
Series 2004 A, 5.25% 9/15/16 (MBIA Insured)	$ 1,780	$ 1,873
Series 2008 A, 5% 3/15/34	10,000	9,269
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	13,805
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	9,771
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,245
Series 2003 B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,096
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,122
Series 2005 B, 5% 11/15/35 (MBIA Insured)	3,300	2,909
Series 2007 B:
5% 11/15/26	8,185	7,443
5% 11/15/28	2,235	2,007
Series 2008 A, 5.25% 11/15/36	15,000	13,277
Series 2008 C, 6.5% 11/15/28	9,445	9,964
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	24,630
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,065
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,444
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32	2,800	2,590
5.25% 1/1/27	6,570	6,570
Series 2007 H:
5% 1/1/21	5,755	5,767
5% 1/1/25	13,000	12,579
5% 1/1/26	4,000	3,853
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,324
Series B:
5% 4/1/27	10,000	9,604
5.5% 4/1/20 (AMBAC Insured)	43,375	45,434
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A, 5.25% 3/15/25	8,000	8,050
Series A:
5.25% 3/15/24	4,180	4,221
5.25% 3/15/26	12,080	12,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	$ 6,200	$ 6,481
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (a)	1,880	1,944
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	9,755
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	5,000	5,216
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	24,136
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	5,982
5% 1/1/24 (FSA Insured)	5,975	5,729
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	102
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	117
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	111
7.5% 3/1/16 (MBIA Insured)	970	1,138
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	125
7.5% 3/1/17 (MBIA Insured)	1,100	1,298
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	4,720
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,074
Series B, 5.25% 12/1/32	680	508
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,046
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	3,865
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,156
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,249
5.25% 6/1/22 (AMBAC Insured)	5,270	5,219
5.5% 6/1/14	13,125	13,192
5.5% 6/1/15	6,700	6,773
5.5% 6/1/16	17,500	17,646
5.5% 6/1/17	7,000	7,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/18 (MBIA Insured)	$ 3,000	$ 3,067
5.5% 6/1/19	4,600	4,605
Series C1:
5% 6/1/11	405	406
5.5% 6/1/14	5,000	5,026
5.5% 6/1/15	11,800	11,929
5.5% 6/1/16	10,000	10,133
5.5% 6/1/17	5,700	5,751
5.5% 6/1/18	3,800	3,823
5.5% 6/1/19	13,620	13,636
5.5% 6/1/20	16,000	15,891
5.5% 6/1/21	12,070	11,887
5.5% 6/1/22	9,700	9,482
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,417
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,179
Series 2007 A, 5% 11/15/27	6,410	6,264
Series 2008 A:
5% 11/15/37	13,000	12,045
5.25% 11/15/38	14,500	13,929
Series 2001 A:
5% 1/1/32	3,010	2,859
5% 1/1/32 (MBIA Insured)	1,455	1,375
Series 2002 A, 5.25% 1/1/19	1,100	1,120
Series 2002 E, 5.5% 11/15/19	1,000	1,066
Series 2005 A, 5.125% 1/1/22	2,490	2,505
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,081
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,081
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	5,015	5,290
Series Y, 6.125% 1/1/21 (Escrowed to Maturity) (c)	3,205	3,444
		1,360,813
New York & New Jersey - 3.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,026
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,574
134th Series, 5% 1/15/39	10,000	9,112
136th Series, 5.25% 11/1/16 (b)	4,510	4,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
138th Series, 5% 12/1/13 (b)	$ 4,500	$ 4,644
141st Series, 5% 9/1/18 (b)	6,045	5,782
147th Series, 5% 10/15/17 (b)	5,000	4,947
85th Series, 5.375% 3/1/28	6,205	6,172
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	4,598
		46,404
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	2,930
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	910
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	3,990
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	5,000	4,840
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,528
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,004
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,014
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,000	950
		17,166
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,520,562)	1,425,370
NET OTHER ASSETS - 1.1%	15,655
NET ASSETS - 100%	$ 1,441,025
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.847% and pay quarterly a floating rate based on SIFMA Municipal Swap Index with Citibank	Dec. 2018	$ 15,000	$ 351
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,425,370	$ -	$ 1,425,370	$ -
Other Financial Instruments*	$ 351	$ -	$ 351	$ -
*Other financial instruments include Swap Agreements.
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,520,443,000. Net unrealized depreciation aggregated $95,073,000, of which $2,629,000 related to appreciated investment securities and $97,702,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008